OIL AND GAS PROPERTIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Extractive Industries [Abstract]
SCHEDULE OF OIL AND GAS ACTIVITIES

The following table summarizes the Company’s oil and gas activities by classification as of June 30, 2023 (unaudited) and March 31, 2023.

	June 30, 2023	March 31, 2023
	(unaudited)
Oil and gas properties – full-cost pool	$14,194,006	$14,052,041
Accumulated, depletion and impairment	(12,966,640)	(12,766,864)
Oil and gas properties, net	$1,227,366	$1,285,177

The following table summarizes the Company’s oil and gas activities by classification for the periods ended March 31, 2023 and 2022.

Oil and Gas Properties – Full-Cost Method

	March 31, 2023	March 31, 2022

Oil and gas properties - full-cost pool	$14,052,041	$9,193,674
Accumulated, depletion and impairment	(12,766,864)	(6,898,659)
Oil and gas properties, net	$1,285,177	$2,295,015

SUMMARY OF UNEVALUATED WELLS IN PROGRESS

The following table summarizes the Company’s unevaluated wells in progress for the periods ended June 30, 2023 and 2022.

	June 30, 2023	June 30, 2022
	(unaudited)	(unaudited)
Balance – beginning of period	$3,244,653	$4,936,352
Exploration costs	752,421	-
Reclassification to full - cost pool	-	(28,265)
Balance – end of period	$3,997,074	$4,908,087

The following table summarizes the Company’s unevaluated wells in progress for the periods ended March 31, 2023 and 2022.

	March 31, 2023	March 31, 2022

Balance – beginning of year	$4,936,352	$5,868,137
Exploration costs	3,244,653	-
Development costs	-	-
Acquisition costs	106,843	-
Assignments	(28,265)	-
Reclassification to the full cost pool	(5,014,930)	(931,785)
Balance – end of year	$3,244,653	$4,936,352